COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 577
2014	562
2015	197
Operating Leases, Future Minimum Payments Due	$ 1,336